Initial Public Offering (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022
CIK 0001853314 Gesher I Acquisition Corp
Initial Public Offering Table [Abstract]
Schedule of ordinary shares reflected on the balance sheet

Gross proceeds from IPO	$115,000,000
Less:
Proceeds allocated to Public Warrants	(8,165,000)
Ordinary shares issuance costs	(10,037,915)
Plus:
Accretion of carrying value to redemption value	20,025,957
Ordinary shares subject to possible redemption, as of September 30, 2022	116,823,042
Plus:
Accretion of carrying value to redemption value	978,382
Ordinary shares subject to redemption, as of December 31, 2022	$117,801,424

Gross proceeds from IPO	$115,000,000
Less:
Proceeds allocated to Public Warrants	(8,165,000)
Ordinary shares issuance costs	(10,037,915)
Plus:
Accretion of carrying value to redemption value	19,352,915
Ordinary shares subject to possible redemption, at October 21, 2021 (IPO)	116,150,000
Plus:
Accretion of carrying value to redemption value	673,042
Ordinary shares subject to possible redemption, as of September 30, 2022	$116,823,042